MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of right-of-use assets	$ 21.5	$ 29.4
Depletion and depreciation, right-of-use	9.0	6.3
Non Depletable [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets	26.4	22.0
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depletion and depreciation, right-of-use	9.5	$ 7.2
Seguela Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	$ 3.3